Business Acquisition - Summary of Purchase Price Allocation (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	May 31, 2025	Dec. 01, 2024
eVerge Intersts, Inc.
Disclosure of detailed information about business combination [line items]
Cash	$ 843		$ 891
Accounts receivable and other receivables	5,416		5,376
Prepaids	342		339
Current assets	6,601		6,606
Property and equipment	62		62
Intangibles (note 8)	6,895		7,376
Goodwill (note 9)	16,784		20,025
Total assets acquired	30,342		34,069
Accounts payable and accrued liabilities	6,430		6,448
Income taxes payable	69		31
Deferred revenue	524		431
Current liabilities	7,023		6,910
Deferred tax liabilities	0	$ 1,820	1,948
Total liabilities assumed	7,023		8,858
Identifiable assets acquired (liabilities assumed)	23,319		$ 25,211
eVerge Intersts, Inc. | Adjustments
Disclosure of detailed information about business combination [line items]
Cash	(48)
Accounts receivable and other receivables	40
Prepaids	3
Current assets	(5)
Property and equipment	0
Intangibles (note 8)	(481)
Goodwill (note 9)	(3,241)
Total assets acquired	(3,727)
Accounts payable and accrued liabilities	(18)
Income taxes payable	38
Deferred revenue	93
Current liabilities	113
Deferred tax liabilities	(1,948)
Total liabilities assumed	(1,835)
Identifiable assets acquired (liabilities assumed)	(1,892)
XRM Vision Inc. (a)
Disclosure of detailed information about business combination [line items]
Cash	995			$ 995
Accounts receivable and other receivables	3,539			3,539
Unbilled revenues	110			110
Tax credits receivable	467			1,483
Prepaids	207			207
Current assets	5,318			6,334
Tax credits receivable	275			0
Property and equipment	60			73
Right-of-use assets	54			54
Intangibles (note 8)	9,700			9,711
Goodwill (note 9)	14,662			18,608
Total assets acquired	30,069			34,780
Accounts payable and accrued liabilities	2,829			2,829
Deferred revenue	351			351
Current portion of lease liabilities	106			106
Current portion of long-term debt	511			511
Current liabilities	3,797			3,797
Lease liabilities	34			34
Long-term debt	318			318
Deferred tax liabilities	2,410			2,715
Total liabilities assumed	6,559			6,864
Identifiable assets acquired (liabilities assumed)	23,510			$ 27,916
XRM Vision Inc. (a) | Adjustments
Disclosure of detailed information about business combination [line items]
Cash	0
Accounts receivable and other receivables	0
Unbilled revenues	0
Tax credits receivable	(1,016)
Prepaids	0
Current assets	(1,016)
Tax credits receivable	275
Property and equipment	(13)
Right-of-use assets	0
Intangibles (note 8)	(11)
Goodwill (note 9)	(3,946)
Total assets acquired	(4,711)
Accounts payable and accrued liabilities	0
Deferred revenue	0
Current portion of lease liabilities	0
Current portion of long-term debt	0
Current liabilities	0
Lease liabilities	0
Long-term debt	0
Deferred tax liabilities	(305)
Total liabilities assumed	(305)
Identifiable assets acquired (liabilities assumed)	$ (4,406)